Stockholders' Deficit - Schedule of Nonvested Options (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward] [Roll Forward]
Common shares, nonvested				57,516	57,516	0
Common shares, granted					378,293	119,707
Common shares, vested					(83,429)	(57,969)
Common shares, forfeited					(43,753)	(4,222)
Common shares, nonvested					308,627	57,516
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward] [Roll Forward]
Weighted average grant date fair value, nonvested (per share)				$ 2.73	$ 2.73	$ 0.00
Weighted average grant date fair value, granted (per share)					$ 2.17	$ 2.13
Weighted average grant date fair value, vested (per share)					$ 2.26	$ 1.52
Weighted average grant date fair value, forfeited (per share)					$ 2.78	$ 2.27
Weighted average grant date fair value, nonvested (per share)					$ 2.17	$ 2.73
Weighted average remaining years to vest (in years)					2 years 11 months	2 years 6 months
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward] [Roll Forward]
Stock-based compensation expense (in dollars)	$ 128,914	$ 84,574	$ 168,374	$ 118,984	$ 181,610	$ 75,950
Share-based compensation, nonvested awards, total compensation cost not yet recognized (in dollars)	$ 323,779		$ 323,779		$ 278,654
Employee service share-based compensation, nonvested awards, total compensation cost not yet recognized, period for recognition (in years)			3 years		3 years
Equity Incentive 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward] [Roll Forward]
Common shares, nonvested			308,627	57,516	57,516
Common shares, granted			3,146,084		378,293
Common shares, vested			(222,529)		(83,429)
Common shares, forfeited			(1,097,577)		(43,753)
Common shares, nonvested	2,134,605		2,134,605		308,627	57,516
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward] [Roll Forward]
Weighted average grant date fair value, nonvested (per share)			$ 2.17	$ 2.73	$ 2.73
Weighted average grant date fair value, granted (per share)			$ 0.15		$ 2.17
Weighted average grant date fair value, vested (per share)			$ 0.92		$ 2.26
Weighted average grant date fair value, forfeited (per share)			$ 0.21		$ 2.78
Weighted average grant date fair value, nonvested (per share)	$ 0.33		$ 0.33		$ 2.17	$ 2.73
Weighted average remaining years to vest (in years)			3 years 2 months		2 years 11 months	2 years 6 months